RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

25.         RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s entities.

Prior to payment of dividends, pursuant to the PRC laws and regulations, enterprises incorporated in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve, and (ii) other reserves at the discretion of the Board of Director.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. The Company’s subsidiaries, the VIEs, and VIEs’ subsidiaries, contributed $nil and $nil to the general reserve during the years ended December 31, 2019 and 2020, respectively.

PRC laws and regulations require kindergartens that require reasonable returns to contribute 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the kindergarten or procurement or upgrading of educational facility. For kindergartens that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. For the Group’s kindergartens, amounts contributed to the reserve of $698 and $592 for the years ended December 31, 2019 and 2020, respectively.

These reserves are included as statutory reserves in the consolidated statements of changes in equity. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

Because the Group’s PRC entities can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s PRC entities are restricted from transferring their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Group’s PRC entities. The Group’s restricted net assets was $7,150 as of December 31, 2020.